Overview of Business (Details) kr in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Dec. 31, 2014	Dec. 31, 2018 USD ($) item product	Dec. 31, 2018 DKK (kr) item product	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Overview of Business
Number of drug candidates invented | item						10	10
Number of approved products for the treatment of type 2 diabetes | product						2	2
Upfront one-time payment received for transfer of all the royalties	$ 205.0	kr 1,310,200	$ 205.0	kr 1,310,200			kr 1,310,237	kr 0	kr 0
Potential milestone payment from Sanofi			15.0			$ 15.0
Ownership interest in Subsidiaries (in percentage)					100.00%
Zealand Pharma A/S subsidiaries ZP Holding SPV K/S
Overview of Business
Ownership interest in Subsidiaries (in percentage)						100.00%	100.00%
Voting rights held in Subsidiaries (in percentage)						100.00%	100.00%
Zealand Pharma A/S subsidiaries ZP General Partner 1 ApS
Overview of Business
Ownership interest in Subsidiaries (in percentage)						100.00%	100.00%
Voting rights held in Subsidiaries (in percentage)						100.00%	100.00%
Zeal and Pharma A/S subsidiaries Zealand Pharma US Inc.
Overview of Business
Ownership interest in Subsidiaries (in percentage)						100.00%	100.00%
Voting rights held in Subsidiaries (in percentage)						100.00%	100.00%
ZP Holding SPV K/S subsidiaries ZP SPV 1 K/S
Overview of Business
Ownership interest in Subsidiaries (in percentage)						100.00%	100.00%
Voting rights held in Subsidiaries (in percentage)						100.00%	100.00%
ZP Holding SPV K/S subsidiaries ZP General Partner 2 ApS
Overview of Business
Ownership interest in Subsidiaries (in percentage)						100.00%	100.00%
Voting rights held in Subsidiaries (in percentage)						100.00%	100.00%
Sanofi
Overview of Business
Potential milestone payment from Sanofi			$ 15.0			$ 15.0